RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2022	Aug. 31, 2017
Fimi Holds Orbit Share Capital [Member]
Related Party Transaction [Line Items]
Ownership interest held by Company's controlling shareholder		31.34%	33.40%
Aggregate amount of purchase of infrastructure, construction and services	$ 1,750
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest held by Company's controlling shareholder		36.60%